Commitments and contingencies (Table)	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future payments at June 30, 2012, by year end are as follows:

	Operating
	lease
	for office	Management
	facilities	fee	Total	Total
			RMB	USD

2013	8,328,732	5,005,671	13,334,403	2,098,914
2014	7,508,857	5,182,187	12,691,044	1,997,646
2015	5,560,947	3,213,363	8,774,310	1,381,129
2016	5,404,217	2,899,432	8,303,649	1,307,044
2017	5,035,059	5,212,136	10,247,195	1,612,969
Thereafter	34,634,211	85,599,618	120,233,829	18,925,520

	66,472,023	107,112,407	173,584,430	27,323,222